Income Taxes (Details 3) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 1,564,411	$ 479,490
Additions based on tax positions related to the current year	190,218	1,084,921
Balance at end of year	$ 1,754,629	$ 1,564,411